December 30, 2008

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds (the “Trust”)
File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) General Instruction D to Form N-1A and (4) Rule 101(a) of Regulation S-T is a copy of post-effective amendment no. 62 (amendment no. 64 under the 1940 Act) (the “Amendment”) to the Registration Statement on Form N-1A for the Harbor Target Retirement Funds (the “Funds”), which includes ten newly formed fund-of-fund target retirement date series of the Trust, including the prospectus and statement of additional information (“SAI”), Part C and exhibits. The Amendment has been manually signed by the persons specified in Section 6(a) of the 1933 Act. Pursuant to Rule 302(b) under Regulation S-T, the Trust will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures. Pursuant to Rule 310 under Regulation S-T, tags have been inserted before and after paragraphs in the Amendment that contain revised disclosure.

This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and is intended to become effective on January 2, 2009.

The Amendment is being filed for the purpose of responding to comments of the staff of the Securities and Exchange Commission (the “Commission”) with respect to the prospectus, which were provided by Ms. Patricia Williams of the Division of Investment Management of the Commission.

Set forth below are the staff’s verbal comments together with the Trust’s responses.

COMMENT 1 (Prospectus – Each Risk/Return Summary)

Please remove the summary of principal risks for all of the Funds that appears at the beginning of the prospectus and provide disclosure regarding the principal risks for each Fund within each Fund’s risk/return summary.

Response:	Comment No. 1 is accepted. Principal risks for each Fund have been added to each Fund’s risk/return summary in the prospectus.

COMMENT 2 (Prospectus – Risk/Return Summary)

Please provide disclosure in the risk/return summary regarding the risks associated with any Fund that invests in an underlying fund that is non-diversified.

Response:	Comment No. 2 is accepted. The risks associated with investing in an underlying fund that is non-diversified have been added to each Fund’s risk/return summary.

In formulating our response to this comment, we have conducted additional research into the diversification status of each of the Funds. We have concluded that each of the Funds should be classified as diversified in accordance with the definition set forth in Section 5(b)(1) of the Investment Company Act of 1940 because each Fund is currently expected to invest solely in securities of other investment companies. Section 5(b)(1) provides that cash and cash items (including receivables), Government securities, and securities of other investment companies are not subject to the individual issuer investment limitations of that Section. Accordingly, we have removed all language from the prospectus and SAI describing each Fund as non-diversified and the effects of such non-diversification.

COMMENT 3 (Prospectus – Additional Information Regarding Risks)

Please explain why the additional fixed income risks are not provided as principal risks in each Fund’s risk/return summary.

Response:	The various risks disclosed in the prospectus as additional fixed income risks are not the principal risks of investing in the Funds. In the adopting release for new form N-1A (IC Release No. 23064; February 10, 1998), the Commission noted that the purpose of the summary risk disclosure in a fund’s prospectus is to identify briefly the principal risks of investing in a particular fund and to emphasize those risks reasonably likely to affect the fund’s performance. Because the Funds will be investing in underlying Harbor funds, the principal risk of the Funds is asset allocation risk, or the risk that the selection of the underlying Harbor funds and the allocation of the Funds’ assets to those underlying Harbor funds will cause a Fund to underperform other similar target retirement funds. Other principal risks include selection risk (a subadviser of one of the underlying Harbor funds is incorrect in its judgment regarding the attractiveness, value and potential appreciation of a particular security) and market risk. All of these risks have been included as principal risks for each of the Funds. While the additional fixed income risks are risks that an investor should consider, including them as principal risks would emphasize risks that are less likely to affect a Fund’s performance and would detract from an investor’s understanding of the main risks of investing in the Funds. As a result, the additional fixed income risks were included following the risk/return summaries, but not as principal risks.

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In accordance with the letter from Carolyn B. Lewis to investment company registrants dated February 25, 1994, please be informed that (i) the Funds do not involve a master/feeder arrangement, (ii) none of the Funds is a money market fund, (iii) shares of the Funds may in the future be marketed through banks and/or savings and loan associations and (iv) none of the Funds’ operations raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Funds may invest.

Harbor Funds acknowledges the following in connection with this response letter:

1.	Harbor Funds is responsible for the adequacy and accuracy of the disclosure in this filing.

2.	Staff comments or changes to disclosures in response to the staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing.

3.	Harbor Funds may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments, please contact the undersigned at (312) 443-4428.

Sincerely,

Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.
Wilmer Cutler Pickering Hale and Dorr LLP

David G. Van Hooser
Anmarie S. Kolinski
Charles F. McCain, Esq.
Erik D. Ojala, Esq.
Harbor Funds